UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549




                                 FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD
                OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                Investment Company Act file number   811-3627

                        Greenspring Fund, Incorporated
              (Exact Name of Registrant as Specified in Charter)

                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
              (Address of Principal Executive Offices)(Zip Code)

    Registrant's Telephone Number, including Area Code: (410)823-5353

                       Mr. Charles vK. Carlson, President
                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
                     (Name and address of Agent for Service)

                   Date of fiscal year end: December 31, 2019

                   Date of reporting period: June 30, 2019


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


				                       Item 1. Proxy Voting Record 07/01/18-06/30/19


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
                                         	MEETING                                	PROPOSED	VOTE FOR/AGAINST  FOR/AGAINST
    ISSUER	     	     TICKER    CUSIP	 DATE			MATTER VOTED ON		   BY		CAST   ABSTAIN	MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------
Gramercy Property Trust	GPT	385002308	08/09/18	1) Approval of merger		Management	08/08/18	FOR		FOR
									2) Advisory vote on		Management	08/08/18	FOR		FOR
									   executive compensation
									   as it relates to the
									   merger
									3) Adjournment if necessary	Management	08/08/18	FOR		FOR

Medtronic PLC		MDT	G5960L103	12/07/18	1) Election of Directors	Management	11/14/18	FOR		FOR
									2) Ratify IA			Management	11/14/18	FOR		FOR
									3) Advisory vote on		Management	11/14/18	FOR		FOR
									   executive compensation

Beneficial			BNCL	08171T102	12/06/18	1) Approval of Agreement	Management	12/03/18	FOR		FOR
Bancorp, Inc.							   and Plan Reorganization
									2) Advisory vote on executive	Management	12/03/18	FOR		FOR
									   compensation payable in
									   connection with merger
									3) Adjournment if necessary	Management	12/03/18	FOR		FOR

Sparton Corporation	SPA	847235108	12/20/18	1) Election of Directors	Management	12/14/18	FOR		FOR
									2) Ratify IA			Management	12/14/18	FOR		FOR
									3) Advisory vote on		Management	12/14/18	FOR		FOR
									   executive compensation

Emerson Electric Co.	EMR	291011104	02/05/19	1) Election of Directors	Management	01/24/19	FOR		FOR
									2) Ratify IA			Management	01/24/19	FOR		FOR
									3) Advisory vote on		Management	01/24/19	FOR		FOR
									   executive compensation

Amdocs Limited		DOX	G02602103	01/31/19	1) Election of Directors	Management	01/24/19	FOR		FOR
									2) Approval of increase in	Management	01/24/19	FOR		FOR
									   dividend rate
									3) Approval of consolidated	Management	01/24/19	FOR		FOR
									   financial statements for
									   FY18
									4) Ratify and approve IA	Management	01/24/19	FOR		FOR

Westbury Bancorp, Inc.	WBBW	95727P106	2/20/19	1) Election of Directors	Management	02/14/19	FOR		FOR
									2) Ratify IA			Management	02/14/19	FOR		FOR

Johnson Controls		JCI	G51502105	03/06/19	1) Election of Directors	Management	02/28/19	FOR		FOR
International plc							2a)Ratify IA			Management	02/28/19	FOR		FOR
									2b)Authorize Audit Committee
									   to set auditor's
									   remuneration
									3) Authorization to make	Management	02/28/19	FOR		FOR
									   market purchases of
									   Company shares
									4) To determine the price	Management	02/28/19	FOR		FOR
									   range at which the
									   Company can re-allot shares
									   held in Treasury
									5) Advisory vote on		Management	02/28/19	FOR		FOR
									   executive compensation
									6) Approval of Directors'	Management	02/28/19	FOR		FOR
									   authority to allot shares
									   up to approximately 33%
									   of issued share capital
									7) Approve the waiver of 	Management	02/28/19	FOR		FOR
									   statutory pre-emption
									   rights with respect to up
									   to 5% of issued share
									   capital

Prudential Bancorp Inc.	PBIP	74431A101	02/20/19	1) Election of Directors	Management	02/13/19	FOR		FOR
									2) Advisory vote on		Management	02/13/19	FOR		FOR
									   executive compensation
									3) Frequency of vote on		Management	02/13/19	AGN		AGN
									   executive compensation
									4) Ratify IA			Management	02/13/19	FOR		FOR

Blue Bird Corp.		BLBD	095306106	03/05/19	1) Election of Directors	Management	02/27/19	FOR		FOR

American National		AMNB	027745108	03/19/19	1) Approval of Agreement and	Management	03/14/19	FOR		FOR
Bankshares, Inc.							   Plan of Reorganization
									2) Adjournment, if necessary,	Management	03/14/19	FOR		FOR
									   to solicit more votes

Sherwin Williams		SHW	824348106	04/17/19	1) Election of Directors	Management	03/22/19	FOR		FOR
Company								2) Advisory vote on		Management	03/22/19	FOR		FOR
									        executive compensation
									3) Ratify IA			Management	03/22/19	FOR		FOR

MYR Group, Inc.		MYRG	55405W104	04/25/19	1) Election of Directors	Management	04/10/19	FOR		FOR
									2) Advisory vote on		Management	04/10/19	FOR		FOR
									   executive compensation
									3) Ratify IA			Management	04/10/19	FOR		FOR

Shore Bancshares, Inc.	SHBI	825107105	04/24/19	1) Election of Directors	Management	04/10/19	FOR		FOR
									2) Ratify IA			Management	04/10/19	FOR		FOR
									3) Advisory vote on		Management	04/10/19	FOR		FOR
									   executive compensation

LKQ Corporation		LKQ	501889208	05/06/19	1) Election of Directors	Management	04/30/19	FOR		FOR
									2) Ratify IA			Management	04/30/19	FOR		FOR
									3) Advisory vote on		Management	04/30/19	FOR		FOR
									   executive compensation

United Parcel		UPS	911312106	05/09/19	1) Election of Directors	Management	05/02/19	FOR		FOR
Services, Inc.							2) Ratify IA			Management	05/02/19	FOR		FOR
									3) Annual Report on Lobbying	Shareholder	05/02/19	AGN		FOR
									4) Reduce voting power of 	Shareholder	05/02/19	FOR		AGN
									   Class A stock
									5) Report on assessing		Shareholder	05/02/19	AGN		FOR
									   sustainability	metrics
									   into executive compensation
Owens Corning		OC	690742101	04/17/19	1) Election of Directors	Management	04/08/19	FOR		FOR
									2) Ratify IA			Management	04/08/19	FOR		FOR
									3) Advisory vote on		Management	04/08/19	FOR		FOR
									   executive compensation
									4) Approval of 2019 Stock Pl.	Management	04/08/19	FOR		FOR

Cleveland-Cliffs, Inc.	CLF	185899101	04/24/19	1) Election of Directors	Management	03/26/19	FOR		FOR
									2) Advisory vote on		Management	03/26/19	FOR		FOR
									   executive compensation
									3) Ratify IA			Management	03/26/19	FOR		FOR

Pentair plc			PNR	G7S00T104	05/07/19	1) Election of Directors	Management	04/30/19	FOR		FOR
									2) Advisory vote on		Management	04/30/19	FOR		FOR
									   executive compensation
									3) Ratify IA			Management	04/30/19	FOR		FOR
									4) Authorization to allot	Management	04/30/19	FOR		FOR
									   new shares under Irish
									   Law
									5) Authorization to opt-out	Management	04/30/19	FOR		FOR
									   of statuatory preemption
									   rights under Irish Law
									6) Authorization of price	Management	04/30/19	FOR		FOR
									   range to re-allot
									   Treasury shares under
									   Irish Law

Abbott Laboratories	ABT	002824100	04/26/19	1) Election of Directors	Management	04/19/19	FOR		FOR
									2) Ratify IA			Management	04/19/19	FOR		FOR
									3) Advisory vote on		Management	04/19/19	FOR		FOR
									   executive compensation
									4) Independent Board Chair	Shareholder	04/19/19	AGN		FOR

Suncor Energy, Inc.	SU	867224107	05/02/19	1) Election of Directors	Management	04/24/19	FOR		FOR
									2) Appointment of IA		Management	04/24/19	FOR		FOR
									3) Advisory vote on		Management	04/24/19	FOR		FOR
									   executive compensation

Six Flags			SIX	83001A102	05/01/19	1) Election of Directors	Management	04/19/19	FOR		FOR
Entertainment							2) Ratify IA			Management	04/19/19	FOR		FOR
Corporation								3) Advisory vote on		Management	04/19/19	FOR		FOR
									   executive compensation

WSFS Financial		WSFS	929328102	04/25/19	1) Election of Directors	Management	04/16/19	FOR		FOR
									2) Amendment to increase the	Management	04/16/19	FOR		FOR
									   number of authorized
									   common stock
									3) Ratify IA			Management	04/16/19	FOR		FOR
									4) Advisory vote on 		Management	04/16/19	FOR		FOR
									   executvie compensation

J2 Global, Inc.		JCOM	48123V102	05/02/19	1) Election of Directors	Management	04/29/19	FOR		FOR
									2) Ratify IA			Management	04/29/19	FOR		FOR
									3) Advisory vote on 		Management	04/29/19	FOR		FOR
									   executive compensation

nVent Electric plc	NVT	G6700G107	05/10/19	1) Election of Directors	Management	05/01/19	FOR		FOR
									2) Advisory vote on		Management	05/01/19	FOR		FOR
									   executive compensation
									3) Frequency of advisory	Management	05/01/19	FOR		FOR
									   vote on executive
									   compensation
									4) Ratify IA			Management	05/01/19	FOR		FOR
									5) Authorize price range	Management	05/01/19	FOR		FOR
									   at which Company can
									   re-allot Treasury shares

EOG Resources, Inc.	EOG	26875P101	04/29/19	1) Election of Directors	Management	04/23/19	FOR		FOR
									2) Ratify IA			Management	04/23/19	FOR		FOR
									3) Advisory vote on		Management	04/23/19	FOR		FOR
									   executive compensation

KBR, Inc.			KBR	48242W106	05/15/19	1) Election of Directors	Management	05/02/19	FOR		FOR
									2) Advisory vote on		Management	05/02/19	FOR		FOR
									   executive compensation
									3) Ratify IA			Management	05/02/19	FOR		FOR

MasTec, Inc.		MTZ	576323109	05/23/19	1) Election of Directors	Management	05/16/19	FOR		FOR
									2) Ratify IA			Management	05/16/19	FOR		FOR
									3) Advisory vote on		Management	05/16/19	FOR		FOR
									   executive compensation

Phillips 66			PSX	718546104	05/08/19	1) Election of Director		Management	05/02/19	FOR		FOR
									2) Ratify IA			Management	05/02/19	FOR		FOR
									3) Advisory vote on		Management	05/02/19	FOR		FOR
									   executive compensation
									4) Frequency of vote on		Management	05/02/19	FOR		FOR
									   executive compensation
									5) Report on plastic		Shareholder	05/02/19	AGN		FOR
									   pollution

Western New England	WNEB	958892101	05/14/19	1) Election of Directors	Management	05/06/19	FOR		FOR
Bancorp, Inc.							2) Ratify IA			Management	05/06/19	FOR		FOR
									3) Advisory vote on		Management	05/06/19	FOR		FOR
									   executive compensation

Discover Financial	DFS	254709108	05/16/19	1) Electon of Directors		Management	05/07/19	FOR		FOR
Services								2) Advisory vote on		Management	05/07/19	FOR		FOR
									   executive compensation
									3) Ratiy IA				Management	05/07/19	FOR		FOR
									4) Eliminate super majority	Management	05/07/19	FOR		FOR
									   voting requirements
									5) Right to call special	Management	05/07/19	FOR		FOR
									   meetings
									6) Right to call special	Shareholder	05/07/19	AGN		FOR
									   meeing if presented
									   properly

Republic Services, Inc.	RSG	760759100	05/17/19	1) Election of Directors	Management	05/06/19	FOR		FOR
									2) Advisory vote on		Management	05/06/19	FOR		FOR
									   executive compensation
									3) Ratify IA			Management	05/06/19	FOR		FOR
									4) Electoral contributions	Shareholder	05/06/19	AGN		FOR
									   and expenditures

Wyndham Hotels &		WH	98311A105	05/14/19	1) Election of Directors	Management	05/07/19	FOR		FOR
Resorts, Inc.							2) Advisory vote on		Management	05/07/19	FOR		FOR
									   executive compensation
									3) Frequency of vote on		Management	05/07/19	FOR		FOR
									   executive compensation
									4) Ratify IA			Management	05/07/19	FOR		FOR

Chubb Limited		CB	H1467J104	05/15/19	1) Approval of financial	Management	05/06/19	FOR		FOR
									   statements
									2a)Allocation of disposable	Management	05/06/19	FOR		FOR
									   profit
									2b)Distribution of dividend	Management	05/06/19	FOR		FOR
									   out of legal reserves
									3) Discharge of Board of	Management	05/06/19	FOR		FOR
									   Directors
									4a)Election of IA			Management	05/06/19	FOR		FOR
									4b)Ratify IA			Management	05/06/19	FOR		FOR
									4c)Election of special audit	Management	05/06/19	FOR		FOR
									   firm
									5) Election of Board of		Management	05/06/19	FOR		FOR
									   Directors
									6) Election of Chairman		Management	05/06/19	FOR		FOR
									7) Election of Compensation	Management	05/06/19	FOR		FOR
									   Committee
									8) Election of independent
									   proxy
									9) Approval of maximum		Management	05/06/19	FOR		FOR
									   compensation of Board of
									   Directors and executive
									   management
									9a)Compensation of Board of	Management	05/06/19	FOR		FOR
									   Directors until next
									   annual general meeting
									9b)Compensation of executive	Management	05/06/19	FOR		FOR
									   management for the next
									   calendar year
									10)Advisory vote on		Management	05/06/19	FOR		FOR
									   executive compensation
									11)New agenda item		Management	05/06/19	ABSTN		ABSTN

Marriott International	MAR	571903202	05/10/19	1) Election of Directors	Management	05/06/19	FOR		FOR
									2) Ratify IA			Management	05/06/19	FOR		FOR
									3) Advisory vote on		Management	05/06/19	FOR		FOR
									   executive compensation
									4) Removal of supermajority	Management	05/06/19	FOR		FOR
									   voting
									5) Act by Written Consent	Shareholder	05/06/19	AGN		FOR

Rush Enterprises, Inc.	RUSHA	781846209	05/14/19	1) Election of Directors	Management	05/06/19	FOR		FOR
									2) Ratify IA			Management	05/06/19	FOR		FOR

American National		AMNB	027745108	05/21/19	1) Election of Directors	Management	05/10/19	FOR		FOR
Bankshares, Inc.							2) Ratify IA			Management	05/10/19	FOR		FOR
									3) Advisory vote on		Management	05/10/19	FOR		FOR
									   executive compensation

Emcor Group, Inc.		EME	29084Q100	05/30/19	1) Election of Directors	Management	05/24/19	FOR		FOR
									2) Advisory vote on		Management	05/24/19	FOR		FOR
									   executive compensation
									3) Ratify IA			Management	05/24/19	FOR		FOR
									4) Written consent		Shareholder	05/24/19	AGN		FOR

Conduent Incorporated	CDNT	206787103	05/21/19	1) Election of Directors	Management	05/16/19	FOR/AGN   FOR/AGN
									2) Ratify IA			Management	05/16/19	FOR		FOR
									3) Advisory vote on		Management	05/16/19	FOR		FOR
									   executive compensation

Condor Hospitality	CDOR	20676Y403	05/23/19	1) Election of Directors	Management	05/14/19	FOR		FOR
Trust, Inc.								2) Advisory vote on		Management	05/14/19	FOR		FOR
									   executive compensation
									3) Frequency of vote on		Management	05/14/19	AGN		AGN
									   executive compensation
									4) Ratify IA			Management	05/14/19	FOR		FOR

Party City Holdco Inc.	PRTY	702149105	06/06/19	1) Declassify Board of		Management	05/24/19	FOR		FOR
									   Directors
									2) Election of Directors	Management	05/24/19	FOR		FOR
									3) Election of Class 1		Management	05/24/19	FOR		FOR
									   Directors
									4) Advisory vote on		Management	05/24/19	FOR		FOR
									   executive compensation

OceanFirst			OCFC	675234108	05/29/19	1) Election of Directors	Management	05/20/19	FOR		FOR
Financial Corp.							2) Advisory vote on		Management	05/20/19	FOR		FOR
									   executive compensation
									3) Ratify IA			Management	05/20/19	FOR		FOR

W.R. Berkley		WRB	084423102	06/05/19	1) Election  of Directors	Management	05/22/19	FOR		FOR
Corporation								2) Advisory vote on		Management	05/22/19	FOR		FOR
									   executive compensation
									3) Ratify IA			Management	05/22/19	FOR		FOR

Southern National		SONA	843395104	05/23/19	1) Election of Directors	Management	05/14/19	FOR		FOR
Bancorp of VA, Inc.						2) Ratify IA			Management	05/14/19	FOR		FOR
									3) Advisory vote on		Management	05/14/19	AGN		AGN
									   executive compensation

PGT Innovations, Inc.	PGTI	69336V101	05/22/19	1) Election of Directors	Management	05/20/19	FOR		FOR
									2) Ratify IA			Management	05/20/19	FOR		FOR
									3) Approve 2019 Employee	Management	05/20/19	FOR		FOR
									   Stock Purchase Plan
									4) Approve 2019 Equity and	Management	05/20/19	FOR		FOR
									   Incentive Compensation Pl.
									5) Advisory vote on		Management	05/20/19	FOR		FOR
									   executive compensation
									6) Frequency of vote on		Management	05/20/19	FOR		FOR
									   executive compensation





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